Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Classification Of Loans By Class

(In thousands)	December 31, 2014	December 31, 2013
SBA loans held for investment	$40,401	$48,918
SBA 504 loans	34,322	31,564
Commercial loans
Commercial other	40,607	37,611
Commercial real estate	339,693	317,471
Commercial real estate construction	21,649	8,258
Residential mortgage loans	220,878	182,067
Consumer loans
Home equity	41,451	43,704
Consumer other	17,645	2,435
Total loans held for investment	$756,646	$672,028
SBA loans held for sale	5,179	6,673
Total loans	$761,825	$678,701

Loan Portfolio By Class According To Their Credit Quality Indicators

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2014:

	December 31, 2014
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$35,827	$2,250	$2,324	$40,401
SBA 504 loans	24,415	5,967	3,940	34,322
Commercial loans
Commercial other	38,054	1,270	1,283	40,607
Commercial real estate	315,015	20,555	4,123	339,693
Commercial real estate construction	21,649	-	-	21,649
Total commercial loans	374,718	21,825	5,406	401,949
Total SBA, SBA 504 and commercial loans	$434,960	$30,042	$11,670	$476,672

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$220,233	$645	$220,878
Consumer loans
Home equity		40,908	543	41,451
Consumer other		17,643	2	17,645
Total consumer loans		58,551	545	59,096
Total residential mortgage and consumer loans		$278,784	$1,190	$279,974

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2013:

	December 31, 2013
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$43,778	$2,035	$3,105	$48,918
SBA 504 loans	20,641	9,595	1,328	31,564
Commercial loans
Commercial other	34,946	1,499	1,166	37,611
Commercial real estate	289,220	21,137	7,114	317,471
Commercial real estate construction	8,081	-	177	8,258
Total commercial loans	332,247	22,636	8,457	363,340
Total SBA, SBA 504 and commercial loans	$396,666	$34,266	$12,890	$443,822

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$176,340	$5,727	$182,067
Consumer loans
Home equity		42,029	1,675	43,704
Consumer other		2,430	5	2,435
Total consumer loans		44,459	1,680	46,139
Total residential mortgage and consumer loans		$220,799	$7,407	$228,206

Aging Analysis Of Past Due And Nonaccrual Loans By Loan Class
	December 31, 2014
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$1,093	$147	$161	$3,348	$4,749	$35,652	$40,401
SBA 504 loans	1,639	-	-	2,109	3,748	30,574	34,322
Commercial loans
Commercial other	-	-	-	1,129	1,129	39,478	40,607
Commercial real estate	2,812	-	7	3,592	6,411	333,282	339,693
Commercial real estate construction	-	-	-	-	-	21,649	21,649
Residential mortgage loans	2,887	658	722	645	4,912	215,966	220,878
Consumer loans
Home equity	639	213	-	543	1,395	40,056	41,451
Consumer other	-	6	-	2	8	17,637	17,645
Total loans held for investment	$9,070	$1,024	$890	$11,368	$22,352	$734,294	$756,646
SBA loans held for sale	-	-	-	-	-	5,179	5,179
Total loans	$9,070	$1,024	$890	$11,368	$22,352	$739,473	$761,825

(1)

At December 31, 2014, nonaccrual loans included $3.0 million of TDRs and $1.6 million of loans guaranteed by the SBA.  The remaining $3.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

	December 31, 2013
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$4,314	$264	$-	$2,746	$7,324	$41,594	$48,918
SBA 504 loans	-	-	-	1,101	1,101	30,463	31,564
Commercial loans
Commercial other	123	-	-	67	190	37,421	37,611
Commercial real estate	347	190	14	3,785	4,336	313,135	317,471
Commercial real estate construction	-	-	-	177	177	8,081	8,258
Residential mortgage loans	3,050	-	5	5,727	8,782	173,285	182,067
Consumer loans
Home equity	142	69	-	1,675	1,886	41,818	43,704
Consumer other	9	1	-	5	15	2,420	2,435
Total loans held for investment	$7,985	$524	$19	$15,283	$23,811	$648,217	$672,028
SBA loans held for sale	65	-	-	-	65	6,608	6,673
Total loans	$8,050	$524	$19	$15,283	$23,876	$654,825	$678,701

(1)

At December 31, 2013, nonaccrual loans included $467 thousand of TDRs and $540 thousand of loans guaranteed by the SBA.  The remaining $7.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

Impaired Loans With The Associated Allowance Amount

	December 31, 2014
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,719	$1,093	$-
SBA 504 loans	2,202	2,202	-
Commercial loans
Commercial other	878	877	-
Commercial real estate	2,017	1,927	-
Total commercial loans	2,895	2,804	-
Total impaired loans with no related allowance	6,816	6,099	-

With an allowance:
SBA loans held for investment (1)	1,521	1,127	502
SBA 504 loans	1,676	1,676	510
Commercial loans
Commercial other	364	252	41
Commercial real estate	3,003	3,003	108
Total commercial loans	3,367	3,255	149
Total impaired loans with a related allowance	6,564	6,058	1,161

Total individually evaluated impaired loans:
SBA loans held for investment (1)	3,240	2,220	502
SBA 504 loans	3,878	3,878	510
Commercial loans
Commercial other	1,242	1,129	41
Commercial real estate	5,020	4,930	108
Total commercial loans	6,262	6,059	149
Total individually evaluated impaired loans	$13,380	$12,157	$1,161

(1)	Balances are reduced by amount guaranteed by the SBA of $1.6 million at December 31, 2014.

	December 31, 2013
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,123	$835	$-
SBA 504 loans	2,251	2,251	-
Commercial loans
Commercial other	56	55	-
Commercial real estate	6,116	5,969	-
Total commercial loans	6,172	6,024	-
Total impaired loans with no related allowance	9,546	9,110	-

With an allowance:
SBA loans held for investment (1)	2,282	1,905	831
SBA 504 loans	1,277	677	29
Commercial loans
Commercial other	24	12	12
Commercial real estate	3,557	2,907	230
Commercial real estate construction	202	177	36
Total commercial loans	3,783	3,096	278
Total impaired loans with a related allowance	7,342	5,678	1,138

Total individually evaluated impaired loans:
SBA loans held for investment (1)	3,405	2,740	831
SBA 504 loans	3,528	2,928	29
Commercial loans
Commercial other	80	67	12
Commercial real estate	9,673	8,876	230
Commercial real estate construction	202	177	36
Total commercial loans	9,955	9,120	278
Total individually evaluated impaired loans	$16,888	$14,788	$1,138

Balances are reduced by amount guaranteed by the SBA of $540 thousand at December 31, 2013.

Average Recorded Investments in Impaired Loans and the Related Amount of Interest Recognized
	For the years ended December 31,
	2014		2013
(In thousands)	Average recorded investment	Interest income recognized on impaired loans	Average recorded investment	Interest income recognized on impaired loans
SBA loans held for investment (1)	$3,028	$256	$3,244	$197
SBA 504 loans	3,042	109	5,066	173
Commercial loans
Commercial other	323	2	1,461	100
Commercial real estate	6,336	231	9,751	324
Commercial real estate construction	73	23	171	-
Total	$12,802	$621	$19,693	$794

(1)	Balances are reduced by the average amount guaranteed by the SBA of $1.2 million and $953 thousand for years ended December 31, 2014 and 2013, respectively.

Troubled Debt Restructurings Loans Modified

	For the years ended December 31,
	2014			2013
(In thousands, except number of contracts)	Number of contracts	Recorded investment at time of modification	Impact of interest rate change on income	Number of contracts	Recorded investment at time of modification	Impact of interest rate change on income
SBA loans held for investment	-	$-	$-	1	$65	$-
Commercial real estate	-	-	-	1	2,684	50
Total	-	$-	$-	2	$2,749	$50

Troubled Debt Restructurings Types of Modifications

	For the year ended December 31, 2013
(In thousands)	SBA held for investment	Commercial real estate	Total
Type of modification:
Interest only with reduced interest rate	$-	$2,684	$2,684
Interest only with nominal principal	65	-	65
Total TDRs	$65	$2,684	$2,749

Schedule of Servicing Assets

	For the years ended December 31,
(In thousands)	2014	2013
Balance, beginning of year	$437	$396
Servicing assets capitalized	483	187
Amortization of expense	(167)	(146)
Provision for loss in fair value	-	-
Balance, end of year	$753	$437

Schedule of Related Party Transactions

(In thousands)	December 31, 2014
Balance, beginning of year	$18,327
New loans and advances	9,254
Loan repayments	(1,129)
Balance, end of year	$26,452